Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2018
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q18	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,168.2	2.4	2.5	0.0	0.0	0.0
Swaps	14,920.1	53.0	49.0	49.5	0.1	0.2
Options bought and sold (OTC)	2,584.0	20.6	19.7	0.0	0.0	0.0
Futures	788.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1,236.7	0.3	0.4	0.0	0.0	0.0
Interest rate products	29,697.1	76.3	71.6	49.5	0.1	0.2
Forwards	1,289.5	13.4	14.0	12.6	0.1	0.0
Swaps	526.9	17.8	21.2	0.0	0.0	0.0
Options bought and sold (OTC)	439.8	5.8	6.0	0.7	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.2	0.0	0.1	0.0	0.0	0.0
Foreign exchange products	2,270.7	37.0	41.3	13.3	0.1	0.0
Forwards	2.3	0.1	0.1	0.0	0.0	0.0
Swaps	187.7	4.1	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	224.0	8.0	7.3	0.0	0.0	0.0
Futures	37.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	410.7	10.0	12.0	0.0	0.0	0.0
Equity/index-related products	862.6	22.2	24.0	0.0	0.0	0.0
Credit derivatives [2]	462.6	6.7	8.1	0.0	0.0	0.0
Forwards	6.0	0.0	0.0	0.0	0.0	0.0
Swaps	18.7	1.3	1.0	0.0	0.0	0.0
Options bought and sold (OTC)	8.2	0.1	0.1	0.0	0.0	0.0
Futures	12.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.3	0.0	0.0	0.0	0.0	0.0
Other products [3]	46.7	1.4	1.1	0.0	0.0	0.0
Total derivative instruments	33,339.7	143.6	146.1	62.8	0.2	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 33,402.5 billion, CHF 143.8 billion and CHF 146.3 billion, respectively, as of June 30, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q17	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,509.3	1.2	1.2	0.0	0.0	0.0
Swaps	13,047.8	60.4	56.6	46.8	0.2	0.2
Options bought and sold (OTC)	2,374.5	25.2	24.0	0.0	0.0	0.0
Futures	547.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	419.2	0.2	0.3	0.0	0.0	0.0
Interest rate products	24,898.6	87.0	82.1	46.8	0.2	0.2
Forwards	1,387.9	10.7	11.1	13.3	0.0	0.2
Swaps	581.1	15.2	19.9	0.0	0.0	0.0
Options bought and sold (OTC)	414.8	4.6	4.8	2.1	0.0	0.0
Futures	13.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,402.2	30.5	35.8	15.4	0.0	0.2
Forwards	0.9	0.0	0.1	0.0	0.0	0.0
Swaps	198.7	3.8	4.9	0.0	0.0	0.0
Options bought and sold (OTC)	221.3	8.3	7.9	0.0	0.0	0.0
Futures	32.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.2	9.3	10.3	0.0	0.0	0.0
Equity/index-related products	826.9	21.4	23.2	0.0	0.0	0.0
Credit derivatives [2]	524.9	7.7	8.9	0.0	0.0	0.0
Forwards	7.0	0.0	0.1	0.0	0.0	0.0
Swaps	17.9	1.5	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	10.1	0.1	0.0	0.0	0.0	0.0
Futures	15.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.0	0.0	0.0	0.0	0.0
Other products [3]	52.7	1.6	1.5	0.0	0.0	0.0
Total derivative instruments	28,705.3	148.2	151.5	62.2	0.2	0.4
The notional amount, PRV and NRV (trading and hedging) was CHF 28,767.5 billion, CHF 148.4 billion and CHF 151.9 billion, respectively, as of December 31, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Fair value hedges
in	2Q18	1Q18	2Q17	6M18	6M17
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(106)	(649)	282	(755)	31
Total	(106)	(649)	282	(755)	31
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	100	690	(301)	790	(44)
Total	100	690	(301)	790	(44)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(6)	41	(19)	35	(13)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2Q18	1Q18	2Q17	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(31)	(61)	8	(92)	1
Foreign exchange products	(79)	3	(26)	(76)	(30)
Total	(110)	(58)	(18)	(168)	(29)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(24)	(16)	(2)	(40)	(2)
Foreign exchange products [2,3]	(42)	0	(16)	(42)	(20)
Total	(66)	(16)	(18)	(82)	(22)
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(1)	(1)	(2)	(2)	1
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.

Net investment hedges
Net investment hedges
in	2Q18	1Q18	2Q17	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	141	17	133	158	(54)
Total	141	17	133	158	(54)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2Q18							4Q17
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(49.5)	46.3		(3.2)	14.7		0.5	(57.6)	53.8		(3.8)	15.3		0.9
Non-investment grade	(26.0)	23.0		(3.0)	16.4		0.1	(28.2)	25.5		(2.7)	14.3		0.5
Total single-name instruments	(75.5)	69.3		(6.2)	31.1		0.6	(85.8)	79.3		(6.5)	29.6		1.4
of which sovereign	(17.8)	16.1		(1.7)	5.9		(0.3)	(21.0)	19.2		(1.8)	6.2		0.2
of which non-sovereign	(57.7)	53.2		(4.5)	25.2		0.9	(64.8)	60.1		(4.7)	23.4		1.2
Multi-name instruments (CHF billion)
Investment grade [2]	(94.5)	92.3		(2.2)	41.1		0.0	(107.1)	104.7		(2.4)	59.3		0.7
Non-investment grade	(20.3)	20.1		(0.2)	8.2	[3]	0.7	(21.0)	19.6		(1.4)	12.0	[3]	0.9
Total multi-name instruments	(114.8)	112.4		(2.4)	49.3		0.7	(128.1)	124.3		(3.8)	71.3		1.6
of which sovereign	(0.2)	0.2		0.0	0.0		0.0	(0.3)	0.3		0.0	0.3		0.0
of which non-sovereign	(114.6)	112.2		(2.4)	49.3		0.7	(127.8)	124.0		(3.8)	71.0		1.6
Total instruments (CHF billion)
Investment grade [2]	(144.0)	138.6		(5.4)	55.8		0.5	(164.7)	158.5		(6.2)	74.6		1.6
Non-investment grade	(46.3)	43.1		(3.2)	24.6		0.8	(49.2)	45.1		(4.1)	26.3		1.4
Total instruments	(190.3)	181.7		(8.6)	80.4		1.3	(213.9)	203.6		(10.3)	100.9		3.0
of which sovereign	(18.0)	16.3		(1.7)	5.9		(0.3)	(21.3)	19.5		(1.8)	6.5		0.2
of which non-sovereign	(172.3)	165.4		(6.9)	74.5		1.6	(192.6)	184.1		(8.5)	94.4		2.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
end of	2Q18				4Q17
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	4.3	0.1	0.9	5.3	5.4	0.1	1.2	6.7
Collateral posted	3.3	0.1	–	3.4	4.4	0.1	–	4.5
Impact of a one-notch downgrade event	0.2	0.0	0.0	0.2	0.2	0.1	0.1	0.4
Impact of a two-notch downgrade event	0.8	0.2	0.3	1.3	0.9	0.2	0.5	1.6
Impact of a three-notch downgrade event	0.9	0.3	0.5	1.7	1.0	0.4	0.7	2.1
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2Q18	4Q17
Credit derivatives (CHF billion)
Credit protection sold	190.3	213.9
Credit protection purchased	181.7	203.6
Other protection purchased	80.4	100.9
Other instruments [1]	10.2	6.5
Total credit derivatives	462.6	524.9
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q18 (CHF billion)
Single-name instruments	14.4	56.7	4.4	75.5
Multi-name instruments	23.7	71.0	20.1	114.8
Total instruments	38.1	127.7	24.5	190.3
4Q17 (CHF billion)
Single-name instruments	21.6	59.4	4.8	85.8
Multi-name instruments	31.2	79.9	17.0	128.1
Total instruments	52.8	139.3	21.8	213.9

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M18	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,168.2	2.4	2.5	0.0	0.0	0.0
Swaps	14,921.1	53.0	49.0	49.5	0.1	0.2
Options bought and sold (OTC)	2,584.0	20.6	19.7	0.0	0.0	0.0
Futures	788.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1,236.7	0.3	0.4	0.0	0.0	0.0
Interest rate products	29,698.1	76.3	71.6	49.5	0.1	0.2
Forwards	1,289.5	13.4	14.0	12.6	0.1	0.0
Swaps	526.9	17.8	21.2	0.0	0.0	0.0
Options bought and sold (OTC)	439.8	5.8	6.0	0.7	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.2	0.0	0.1	0.0	0.0	0.0
Foreign exchange products	2,270.7	37.0	41.3	13.3	0.1	0.0
Forwards	2.3	0.1	0.1	0.0	0.0	0.0
Swaps	187.7	4.1	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	224.2	8.1	7.4	0.0	0.0	0.0
Futures	37.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	410.7	10.0	12.0	0.0	0.0	0.0
Equity/index-related products	862.8	22.3	24.1	0.0	0.0	0.0
Credit derivatives [2]	462.6	6.7	8.1	0.0	0.0	0.0
Forwards	6.0	0.0	0.0	0.0	0.0	0.0
Swaps	18.7	1.3	1.0	0.0	0.0	0.0
Options bought and sold (OTC)	8.2	0.1	0.1	0.0	0.0	0.0
Futures	12.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.3	0.0	0.0	0.0	0.0	0.0
Other products [3]	46.7	1.4	1.1	0.0	0.0	0.0
Total derivative instruments	33,340.9	143.7	146.2	62.8	0.2	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 33,403.7 billion, CHF 143.9 billion and CHF 146.4 billion, respectively, as of June 30, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2017	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,509.3	1.2	1.2	0.0	0.0	0.0
Swaps	13,048.8	60.4	56.3	46.8	0.2	0.2
Options bought and sold (OTC)	2,374.5	25.2	24.0	0.0	0.0	0.0
Futures	547.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	419.2	0.2	0.3	0.0	0.0	0.0
Interest rate products	24,899.6	87.0	81.8	46.8	0.2	0.2
Forwards	1,387.9	10.7	11.1	13.3	0.0	0.2
Swaps	581.1	15.2	19.9	0.0	0.0	0.0
Options bought and sold (OTC)	414.8	4.6	4.8	2.1	0.0	0.0
Futures	13.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,402.2	30.5	35.8	15.4	0.0	0.2
Forwards	0.9	0.0	0.1	0.0	0.0	0.0
Swaps	199.1	3.8	4.9	0.0	0.0	0.0
Options bought and sold (OTC)	221.8	8.6	8.5	0.0	0.0	0.0
Futures	32.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.2	9.3	10.3	0.0	0.0	0.0
Equity/index-related products	827.8	21.7	23.8	0.0	0.0	0.0
Credit derivatives [2]	524.9	7.7	8.9	0.0	0.0	0.0
Forwards	7.0	0.0	0.1	0.0	0.0	0.0
Swaps	17.9	1.5	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	10.1	0.1	0.0	0.0	0.0	0.0
Futures	15.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.0	0.0	0.0	0.0	0.0
Other products [3]	52.7	1.6	1.5	0.0	0.0	0.0
Total derivative instruments	28,707.2	148.5	151.8	62.2	0.2	0.4
The notional amount, PRV and NRV (trading and hedging) was CHF 28,769.4 billion, CHF 148.7 billion and CHF 152.2 billion, respectively, as of December 31, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Fair value hedges
in	6M18	6M17
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(755)	31
Total	(755)	31
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	790	(44)
Total	790	(44)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portions	35	(13)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(92)	1
Foreign exchange products	(73)	(30)
Total	(165)	(29)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(40)	(2)
Foreign exchange products [2]	(39)	(17)
Total	(79)	(19)
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portions [2]	(2)	1
1 Included in interest and dividend income.
2 Included in trading revenues.

Net investment hedges	Net investment hedges
in	6M18	6M17
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	158	(54)
Total	158	(54)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	6M18							2017
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(49.5)	46.3		(3.2)	14.7		0.5	(57.6)	53.8		(3.8)	15.3		0.9
Non-investment grade	(26.0)	23.0		(3.0)	16.4		0.1	(28.2)	25.5		(2.7)	14.3		0.5
Total single-name instruments	(75.5)	69.3		(6.2)	31.1		0.6	(85.8)	79.3		(6.5)	29.6		1.4
of which sovereign	(17.8)	16.1		(1.7)	5.9		(0.3)	(21.0)	19.2		(1.8)	6.2		0.2
of which non-sovereign	(57.7)	53.2		(4.5)	25.2		0.9	(64.8)	60.1		(4.7)	23.4		1.2
Multi-name instruments (CHF billion)
Investment grade [2]	(94.5)	92.3		(2.2)	41.1		0.0	(107.1)	104.7		(2.4)	59.3		0.7
Non-investment grade	(20.3)	20.1		(0.2)	8.2	[3]	0.7	(21.0)	19.6		(1.4)	12.0	[3]	0.9
Total multi-name instruments	(114.8)	112.4		(2.4)	49.3		0.7	(128.1)	124.3		(3.8)	71.3		1.6
of which sovereign	(0.2)	0.2		0.0	0.0		0.0	(0.3)	0.3		0.0	0.3		0.0
of which non-sovereign	(114.6)	112.2		(2.4)	49.3		0.7	(127.8)	124.0		(3.8)	71.0		1.6
Total instruments (CHF billion)
Investment grade [2]	(144.0)	138.6		(5.4)	55.8		0.5	(164.7)	158.5		(6.2)	74.6		1.6
Non-investment grade	(46.3)	43.1		(3.2)	24.6		0.8	(49.2)	45.1		(4.1)	26.3		1.4
Total instruments	(190.3)	181.7		(8.6)	80.4		1.3	(213.9)	203.6		(10.3)	100.9		3.0
of which sovereign	(18.0)	16.3		(1.7)	5.9		(0.3)	(21.3)	19.5		(1.8)	6.5		0.2
of which non-sovereign	(172.3)	165.4		(6.9)	74.5		1.6	(192.6)	184.1		(8.5)	94.4		2.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
end of	6M18				2017
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	4.3	0.1	0.9	5.3	5.4	0.1	1.2	6.7
Collateral posted	3.3	0.1	–	3.4	4.4	0.1	–	4.5
Impact of a one-notch downgrade event	0.2	0.0	0.0	0.2	0.2	0.1	0.1	0.4
Impact of a two-notch downgrade event	0.8	0.2	0.3	1.3	0.9	0.2	0.5	1.6
Impact of a three-notch downgrade event	0.9	0.3	0.5	1.7	1.0	0.4	0.7	2.1
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M18	2017
Credit derivatives (CHF billion)
Credit protection sold	190.3	213.9
Credit protection purchased	181.7	203.6
Other protection purchased	80.4	100.9
Other instruments [1]	10.2	6.5
Total credit derivatives	462.6	524.9
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M18 (CHF billion)
Single-name instruments	14.4	56.7	4.4	75.5
Multi-name instruments	23.7	71.0	20.1	114.8
Total instruments	38.1	127.7	24.5	190.3
2017 (CHF billion)
Single-name instruments	21.6	59.4	4.8	85.8
Multi-name instruments	31.2	79.9	17.0	128.1
Total instruments	52.8	139.3	21.8	213.9